Note 9 - Other Disclosures (Details Textual) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 19, 2021 item € / shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans		€ 1,047	€ 491	€ 329
Income from government grants		71	€ 68	€ 15
Government grants		136
Government grants, payment installment amount		68
Government grants, deferral period (Month)			18 months
Proceeds from government grants		€ 18
Share-based payment arrangements, exit event, percentage of shares or assets sold or transferred		95.00%
Vesting term after exit-event, share options granted (Year)		1 year
Expiration term after exit-event, share options granted (Year)		4 years
Weighted average remaining contractual life of outstanding share options (Year)		3 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares		€ 0.06
Number of supervisory board members | item		5
Adjusted weighted average number of ordinary shares outstanding (in shares) | shares		59,836,824	57,684,220	56,860,720
Diluted earnings (loss) per share, before bonus share adjustment (in EUR per share) | € / shares			€ (1.66)	€ (0.30)
Total diluted earnings (loss) per share (in EUR per share) | € / shares		€ (1.07)	€ (0.97)	€ (0.18)
Key management personnel compensation, share-based payment		€ 1,898	€ 5,829	€ 0
Debt to equity swap		€ 1,648
Former key management personnel [member]
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment				2,577
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings				€ 185
Borrowings, interest rate				4.00%
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees offered share based payment arrangement transfer | item			5
Number of additional employees, active, share based payment arrangement | item			1
Number of additional employees, former, share-based payment arrangement | item			4
Number of employees | item		88	88
Cash-settled program [member]
Statement Line Items [Line Items]
Number of employees | item		1
Liabilities from share-based payment transactions		€ 0
Options with service conditions [member]
Statement Line Items [Line Items]
Number of employees | item		2
Vesting period, share options granted (Month)		36 months
Share options without service conditions [member]
Statement Line Items [Line Items]
Number of employees | item		86
Restricted stock units [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options (Year)		9 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.00
Vesting, number of installments, other equity instruments | item	4
Vesting period, other equity instruments (Year)	4 years